Contractual Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 238,280
2019	37,275
2020	10,983
2021	8,809
2022	1,616
Thereafter	18,502
Total	$ 315,465